Financial liabilities at amortized cost – deposits (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Equilibrium Interest Rate		2.00%
C D I [Member]
Reserve Quantities [Line Items]
Redemption term		24 months
Remuneration rate		104.00%	107.00%
Brazilian D I [Member]
Reserve Quantities [Line Items]
Time Deposit Instrument	$ 19,000
Brazilian D I [Member] | Brazil Currency [Member]
Reserve Quantities [Line Items]
Time Deposit Instrument1	$ 100,000